Loans and export prepayment (Details Narrative) R$ in Thousands, $ in Thousands						12 Months Ended
	Oct. 10, 2024 USD ($)	May 09, 2024 USD ($)	Mar. 16, 2023 USD ($) Number	Feb. 28, 2023 USD ($)	Dec. 13, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 13, 2023	Dec. 13, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Export prepayment repaid						$ 94,390	$ 122,161
Upfront fee							(174)
Export Prepayment Agreement With Financial Institutions Trade Finance [Member]
IfrsStatementLineItems [Line Items]
Notional amount						57,745	171,778
Export prepayment repaid						93,693	121,742
Applicable interest rates					6.95%					6.95%
Equivalent, percentage									50.00%
Cash generated from investing activities, percentage					50.00%
Permitted indebtedness					$ 100,000					R$ 100,000
Interest expense						$ 11,239	$ 12,623
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | Sigma Brazil [Member]
IfrsStatementLineItems [Line Items]
Percent of subsidiary pledged percentage					100.00%
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Early prepayment premium percentage					4.00%
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | After First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Early prepayment premium percentage					1.00%
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | At The End Of The Fourth Anniversary [Member]
IfrsStatementLineItems [Line Items]
Early prepayment premium percentage					1.00%
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Applicable interest rates						9.00%	9.00%
Export Prepayment Agreement With Financial Institutions Trade Finance [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Applicable interest rates						10.70%	11.80%
Export Prepayment Agreement Synergy [Member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 100,000
Financing agreements			$ 20,000	$ 40,000	60,000
Number of draw downs in period | Number			2
Amount paid at inception					11,253
Upfront fee					$ 2,964
Principal repayments term					48 days
Financing Arrangement With Banco De Desenvolvimento De Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 6,605
Applicable interest rates		3.93%						3.75%
Financing agreements								$ 3,852
Interest expense						$ 2,780	$ 1,874
Period for principal amortization		24 months
Principal monthly installments		60 months
Export Prepayment Agreement With Financial Institutions Trade Finance 1 [Member]
IfrsStatementLineItems [Line Items]
Financing agreements								$ 9,449
Financing Arrangement With Banco De Desenvolvimento De Minas Gerais 1 [Member]
IfrsStatementLineItems [Line Items]
Applicable interest rates								3.88%
Period for principal amortization								24 months
Principal monthly installments								60 months
National Brazilian Bank For Economic And Social Development Bndes [Member]
IfrsStatementLineItems [Line Items]
Financing agreements	$ 486,800